SCHEDULE OF TOTAL PURCHASE PRICE AND PURCHASE PRICE ALLOCATION (Details) (Paranthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of Investments [Abstract]
Asset Impairment Charges	$ 1,545